Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net (loss) income	¥ 971,589	$ 140,865	¥ 1,306,081	¥ (743,522)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Loss (gain) from disposal of property and equipment	1,183	172	(6,063)	572
Depreciation expenses	155,968	22,613	146,567	98,452
Non-cash lease expenses	95,280	13,814	85,695	84,748
Share-based compensation expenses	42,300	6,133	51,037	59,789
Share-based settlement expenses			19,908	1,290,811
Income from equity in affiliates, net of dividends	(33,708)	(4,887)	(206,218)	(60,397)
Loss from disposal of subsidiaries				1,879
Provision for (reversal of) credit losses	(424)	(61)	112,959	8,083
Amortization of unearned lease income				(3,091)
Impairment of long-term investments			10,000	115,100
Fair value (gains) losses in the consolidated funds	10,483	1,520	(2,520)	(11,383)
Fair value gains of equity investments measured at fair value	(99,991)	(14,496)	(67,420)	(6,458)
Changes in operating assets and liabilities:
Accounts receivable	304,698	44,177	(362,996)	(219,330)
Amounts due from related parties	(2,040)	(296)	53,194	14,990
Other current assets	(17,001)	(2,465)	57,135	(96,832)
Other non-current assets	33,622	4,875	(8,919)	(32,202)
Accrued payroll and welfare expenses	(277,594)	(40,246)	240,925	149,903
Income taxes payable	(63,412)	(9,194)	49,483	14,034
Deferred revenues	4,336	629	(7,982)	(29,080)
Other current liabilities	(178,823)	(25,927)	191,420	(361,210)
Other non-current liabilities	(40,260)	(5,837)	99,165	(2,578)
Contingent liabilities	99,000	14,354	(11,398)	530,433
Lease assets and liabilities	(94,535)	(13,706)	(93,805)	(22,463)
Trading debt securities	(192,866)	(27,963)	(14,804)
Deferred tax assets and liabilities	(84,904)	(12,310)	(119,606)	(67,330)
Acquisitions and sales of investment products				83,435
Net cash provided by operating activities	632,901	91,764	1,521,838	796,353
Cash flows from investing activities:
Purchases of property and equipment	(62,710)	(9,092)	(2,271,216)	(51,618)
Proceeds from disposal of property and equipment			38,845
Purchase of held-to-maturity investments	(1,035)	(150)	(17,000)	(225,000)
Proceeds from redemption of held-to-maturity investments	9,662	1,401	101,639	176,389
Purchases of available-for-sale investments			(15,000)
Proceeds from sale or redemption of available-for-sale investments			15,632
Purchases of short-term equity securities	(1,722)	(250)	(18,975)
Proceeds from short-term equity securities	3,887	564	3,686
Purchase of other long-term investments	(3,943)	(572)	(91,256)	(6,454)
Proceeds from sale of other long-term investments	19,366	2,808	8,465	26,606
Purchase of investments held by consolidated funds	(75,029)	(10,878)	(3,327)
Proceeds from investments held by consolidated funds	30,627	4,440	8,777	72,608
Loans to related parties	(21,375)	(3,099)	(28,629)	(164,993)
Principal collection of loans to related parties	36,308	5,264	18,101	174,523
Loans disbursement to third parties	(200,111)	(29,012)	(1,007,378)	(417,934)
Principal collection of loans originated to third parties	348,446	50,521	685,978	639,551
Increase in investments in affiliates	(73,296)	(10,627)	(101,988)	(67,865)
Capital return from investments in affiliates	65,214	9,455	129,507	168,344
Proceeds from disposal of subsidiaries, net of cash deconsolidated				20,331
Acquisitions, net of cash acquired			(27,955)	8,096
Net cash provided by (used in) investing activities	74,289	10,773	(2,572,094)	352,584
Cash flows from financing activities:
Proceeds from offering, net of issuance cost	247,015	35,814
Proceeds from issuance of ordinary shares upon exercise of stock options	1,493	216	11,114	33,372
Contribution from non-controlling interests	17,680	2,563	43,363
Distributions to non-controlling interests			(5,772)	(28,335)
Payments to acquire non-controlling interests in subsidiaries			(178,807)	(4,000)
Divestment of non-controlling interests	(23,653)	(3,429)	(10,643)	(90,849)
Payment for repurchase of ordinary shares			(372,376)	(281,610)
Payments of assumed liability resulting from certain asset acquisition	(8,774)	(1,272)
Net cash (used in) provided by financing activities	233,761	33,892	(513,121)	(371,422)
Effect of exchange rate changes	81,054	11,751	(46,714)	(148,745)
Net increase (decrease) in cash and cash equivalents	1,022,005	148,180	(1,610,091)	628,770
Cash and cash equivalents - beginning of year	3,412,613	494,782	5,022,704	4,393,934
Cash and cash equivalents - end of year	4,434,618	642,962	3,412,613	5,022,704
Supplemental disclosure of cash flow information:
Cash paid for income taxes	407,494	59,081	364,120	310,586
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment in other current liabilities	36,763	5,330	44,875	1,662
Consideration payable of repurchase of ordinary shares				9,303
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	55,761	8,085	52,183	64,275
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	4,403,915	638,508	3,404,603	5,005,211
Restricted cash	23,203	3,364	510	9,993
Restricted cash - non-current included in other non-current assets	7,500	$ 1,090	7,500	7,500
Total cash, cash equivalents and restricted cash	¥ 4,434,618		¥ 3,412,613	¥ 5,022,704